RENN Fund, Inc.

Consolidated Schedule of Investments

As of March 30, 2023 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 33.97%
85,656	Fidelity Government Cash Reserves Portfolio - Institutional Class, 4.51%	$85,656	$85,656
4,720,353	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 4.72%	4,720,352	4,720,352
	Total Money Market Funds	4,806,008	4,806,008

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 64.15%
	Accomodations – 0.59%
4,050	Civeo Corp.(2)	149,418	83,633

	Aerospace & Defense – 0.03%
20	Boeing Co.(2)	4,267	4,249

	Asset Management – 1.21%
973	Associated Capital Group, Inc. - Class A	40,594	35,952
7,098	Gamco Investors, Inc.	189,620	134,507
		230,214	170,459

	Communication Services – 0.01%
100	Rumble, Inc.(2)	1,206	1,000

	Hospitality – 0.26%
3,300	Carnival Corp.(2)	36,634	33,495
50	Royal Caribbean Ltd.(2)	2,940	3,265
		39,574	36,760

	Marine Shipping – 0.08%
300	Clarkson PLC(4)	16,197	11,436

	Metal Mining – 4.45%
580	Franco-Nevada Corp.	83,192	84,564
18,650	Mesabi Trust	499,731	469,607
1,560	Wheaton Precious Metals Corp.	65,121	75,130
		648,044	629,301

	Medicinal Chemicals and Botanical Products – 9.14%
77,228	FitLife Brands, Inc.(2)	9,131,688	1,293,570

	Oil and Gas – 28.15%
19,315	Permian Basin Royalty Trust	291,622	471,286
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	206,969	258,098
100	Sabine Royalty Trust	8,002	7,181
1,908	Texas Pacific Land Corp.	1,079,739	3,245,546
		1,687,388	3,982,111

	Other Financial Investment Activities – 0.43%
1	Morgan Group Holding Co.(2)	16	1
21,800	Urbana Corp.(4)	69,286	60,488
		69,302	60,489

	Real Estate – 0.47%
3,600	Tejon Ranch(2)	68,859	65,772

	Securities and Commodity Exchanges – 1.80%
685	Cboe Global Markets, Inc.	80,892	91,954
204	CME Group, Inc.	46,086	39,070
240	Intercontinental Exchange, Inc.	30,806	25,030
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	98,980
		262,784	255,034

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.83%
7,200	Grayscale Bitcoin Trust(2)	277,162	117,792

	Live Sports (Spectator Sports) – 1.98%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 12.52%
615,000	Apyx Medical Corp.(2)	1,470,958	1,771,200

	Technology Services – 2.20%
1,048	CACI International, Inc. – Class A. (2)	296,485	310,501

	Total Common Equities	14,633,546	9,073,311

	EXCHANGE TRADED FUNDS – 0.06%
124	ProShares Short VIX Short-Term Futures ETF(2)	7,201	7,905
	Total Exchange Traded Funds	7,201	7,905

	OPEN ENDED MUTUAL FUNDS – 0.12%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,167	17,040
	Total Open Ended Mutual Funds	13,167	17,040

	PREFERRED STOCKS – 1.31%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.02%
	Diamond Standard, Inc., Exercise Price: $9.00,
837	Expiration Date: January 15, 2026(1)(2)(3)	-	17
	Miami International Holdings, Inc., Exercise Price: $7.50,
2,132	Expiration Date: March 31, 2026(1)(2)(3)	-	2,942
	Total Warrants	-	2,959

	TOTAL INVESTMENTS – 99.63%	$20,185,944	$14,093,022
	OTHER ASSETS LESS LIABILITIES – 0.37%		52,778
	NET ASSETS - 100.00%		$14,145,800

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.00%
	EXCHANGE TRADED FUNDS – 0.00%
(13)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	$(213)	$(140)
(14)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF(2)	(135)	(83)
(17)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,160)	(79)
(11)	ProShares VIX Short-Term Futures ETF(2)	(109)	(100)
	Total Exchange Traded Funds	(1,617)	(402)

	EXCHANGE TRADED NOTES – 0.00%
(5)	iPath Series B S&P VIX Short-Term Futures ETN(2)	$(245)	$(225)
	Total Exchange Traded Funds	(245)	(225)

	TOTAL SECURITIES SOLD SHORT – 0.00%	$(1,862)	$(626)

(1)	See Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Big League Advance, LLC., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of March 31, 2023 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	$17,189	$-	$-	$-	$(149)	$17,040

Total	$17,189	$-	$-	$-	$(149)	$17,040

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	824	-	-	-	824
Total	824	-	-	-	824